Equity-Based Compensation - Summary of Activity for Unit Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 12.86
Weighted-Average Grant Date Fair Value Per Share, Granted	9.92
Weighted-Average Grant Date Fair Value Per Share, Forfeited	11.24
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 10.99	$ 12.86
Class B-1 Units | Hoya Topco, LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balances	845,000	855,000
Granted			905,000
Forfeited	(9,000)	(10,000)	(50,000)
Ending Balances	836,000	845,000	855,000
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 2.32	$ 2.32
Weighted-Average Grant Date Fair Value Per Share, Granted			$ 2.32
Weighted-Average Grant Date Fair Value Per Share, Forfeited	2.32	2.32	2.32
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 2.32	$ 2.32	$ 2.32
Class E Units | Hoya Topco, LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balances	500,765	500,765	500,765
Ending Balances	500,765	500,765	500,765
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 25.46	$ 25.46	$ 25.46
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 25.46	$ 25.46	$ 25.46
Class D Units | Hoya Topco, LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balances	1,987,840	2,048,240	832,510
Granted			1,755,000
Repurchased			(97,604)
Forfeited	(35,510)	(60,400)	(441,666)
Ending Balances	1,952,330	1,987,840	2,048,240
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 4.6	$ 4.67	$ 15.63
Weighted-Average Grant Date Fair Value Per Share, Granted			0.89
Weighted-Average Grant Date Fair Value Per Share, Repurchased			15.95
Weighted-Average Grant Date Fair Value Per Share, Forfeited	2.91	7.01	7.81
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 4.6	$ 4.6	$ 4.67